UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22977

SOURCE ETF TRUST
On behalf of the following series:
Source EURO STOXX 50 ETF

(Exact name of registrant as specified in charter)

125 Park Avenue
25th Floor
New York, NY 10017
(Address of principal executive offices) (Zip Code)

Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (844) 376-8723

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1.  Report to Stockholders.

source

Source ETF Trust

Semi-Annual Report
28th February 2015
(Unaudited)

Source EURO STOXX 50 ETF

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Table of Contents

Disclosure of Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information	17
Other Information	19

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Disclosure of Fund Expenses

February 28, 2015 (Unaudited)*

EXAMPLE

As a shareholder of the Source EURO STOXX 50 ETF (the “Fund”), a series of the Source ETF Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 22, 2014 until February 28, 2015.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this line, together the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund and other exchange traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses Paid During the Period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/22/14*	Actual Ending Value 2/28/15	Hypothetical Ending Value 2/28/15	Actual Expenses Paid During the Period(a)	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
SOURCE EURO STOXX 50 ETF	$1,000.00	$967.80	$1,021.22	$0.69	$0.71	0.16%

(a)	Expenses are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (160 days) in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the one-half year period).

*	Commencement of operations, September 22, 2014.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Schedule of Investments

February 28, 2015 (Unaudited)

	Country	Shares	Market Value
Common Stocks — 98.3%
Automobiles & Parts — 5.4%
Bayerische Motoren Werke AG	Germany	2,417	$306,346
Daimler AG	Germany	7,510	728,725
			1,035,071
Banks — 17.3%
Banco Bilbao Vizcaya Argentaria SA	Spain	46,731	470,694
Banco Santander SA	Spain	94,990	696,062
BNP Paribas SA	France	8,426	492,304
Deutsche Bank AG	Germany	9,789	322,533
ING Groep NV(a)	Netherlands	29,054	435,218
Intesa Sanpaolo SpA	Italy	105,602	353,450
Societe Generale SA	France	6,047	280,224
UniCredit SpA	Italy	41,827	278,911
			3,329,396
Chemicals — 10.0%
Air Liquide SA	France	2,594	343,619
BASF SE	Germany	6,920	664,800
Bayer AG	Germany	6,230	922,749
			1,931,168
Construction & Materials — 2.1%
Cie de St-Gobain	France	3,752	169,326
Vinci SA	France	3,870	230,149
			399,475
Food & Beverages — 5.5%
Anheuser-Busch InBev NV	Belgium	5,794	738,918
Danone SA	France	4,509	315,235
			1,054,153
Healthcare — 5.6%
Essilor International SA	France	1,621	189,911
Sanofi	France	9,103	895,450
			1,085,361
Industrial Goods & Services — 9.1%
Airbus Group NV	France	4,329	268,661
Deutsche Post AG	Germany	7,175	244,896
Koninklijke Philips NV	Netherlands	7,213	216,582
Schneider Electric SE	France	4,385	354,029
Siemens AG	Germany	5,932	664,165
			1,748,333
Insurance — 7.4%
Allianz SE	Germany	3,442	577,564
Assicurazioni Generali SpA	Italy	10,136	209,190
AXA SA	France	15,655	398,424
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	1,154	240,108
			1,425,286

The accompanying notes are an integral part of the financial statements.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Country	Shares	Market Value
Media — 1.2%
Vivendi SA(a)	France	9,653	$236,197

Oil & Gas — 7.8%
Eni SpA	Italy	20,336	380,469
Repsol SA	Spain	7,616	147,571
Total SA	France	17,919	969,468
			1,497,508
Personal & Household Goods — 6.4%
L'Oreal SA	France	1,838	334,493
LVMH Moet Hennessy Louis Vuitton SA	France	2,048	376,501
Unilever NV	Netherlands	11,768	513,464
			1,224,458
Real Estate — 1.1%
Unibail-Rodamco SE	France	735	212,369

Retail — 2.1%
Carrefour SA	France	4,691	155,561
Inditex SA	Spain	7,922	249,555
			405,116
Technology — 5.4%
ASML Holding NV	Netherlands	2,825	306,125
Nokia OYJ	Finland	28,111	226,548
SAP SE	Germany	7,179	506,008
			1,038,681
Telecommunications — 6.1%
Deutsche Telekom AG	Germany	23,346	436,521
Orange SA	France	14,590	266,747
Telefonica SA	Spain	30,109	469,259
			1,172,527
Utilities — 5.8%
E.ON SE	Germany	15,028	243,487
Enel SpA	Italy	48,529	224,153
GDF Suez	France	12,033	268,249
Iberdrola SA	Spain	40,189	275,291
RWE AG	Germany	3,619	101,421
			1,112,601

Total Common Stocks (Cost $19,784,484)			18,907,700

Preferred Stock — 1.5%
Automobiles & Parts — 1.5%
Volkswagen AG (Cost $262,599)	Germany	1,160	293,401

The accompanying notes are an integral part of the financial statements.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Schedule of Investments

February 28, 2015 (Unaudited) (Continued)

	Country	Face Amount†	Market Value
Short-Term Investments — 3.1%
Time Deposits — 3.1%
Barclays Bank PLC - London, 0.030% due 03/02/2015	United Kingdom	$456,503	$456,503
Brown Brothers Harriman & Co. - Grand Cayman, 0.086% due 03/02/2015	Grand Cayman	11 GBP	16
Brown Brothers Harriman & Co. - Grand Cayman, 0.005% due 03/02/2015	Grand Cayman	53 JPY	1
Brown Brothers Harriman & Co. - Grand Cayman, 0.386% due 03/02/2015	Grand Cayman	6 NOK	1
Brown Brothers Harriman & Co. - Grand Cayman, 0.030% due 03/02/2015	Grand Cayman	13,594	13,594
JPMorgan Chase & Co. - Nassau, 0.030% due 03/02/2015	Bahamas	42,347	42,347
Skandinaviska Enskilda Banken AB - Stockholm, 0.030% due 03/02/2015	Sweden	84,583	84,584
Total Time Deposits (Cost $597,046)			597,046

Total Short-Term Investments (Cost $597,046)			597,046

Total Investments —102.9% (Cost $20,644,129) #			19,798,147
Liabilities, less cash and other assets — (2.9)%			(558,956)
Total Net Assets — 100.0%			$19,239,191

(a)	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

#	Cost for Federal income tax purposes is $20,644,129 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$618,687
Gross Unrealized Depreciation	(1,464,669)
Net Unrealized Depreciation	$(845,982)

Currency Abbreviations used in this schedule:

GBP — British Pound
JPY — Japanese Yen
 NOK — Norwegian Krone

Summary of Investments by Country^
France	35.1%
Germany	32.5
Spain	12.0
Netherlands	7.7
Italy	7.5
Belgium	3.8
United Kingdom	2.4
Finland	1.2
Sweden	0.4
Bahamas	0.2
Grand Cayman	0.1
Liabilities, less cash and other assets	(2.9)
100.0%

The accompanying notes are an integral part of the financial statements.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Schedule of Investments

February 28, 2015 (Unaudited) (Concluded)

Summary of Investments by Sector^
Financial	25.8%
Consumer Non-cyclical	21.1
Industrial	11.2
Consumer Cyclical	10.2
Communications	8.5
Energy	7.8
Utilities	5.8
Basic Materials	5.2
Technology	4.2
Short-Term Investments	3.1
Liabilities, less cash and other assets	(2.9)
100.0%

^	As a percentage of total net assets.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of February 28, 2015, for the Fund based upon the three levels defined above:

At February 28, 2015	Total	Level 1	Level 2	Level 3
Common Stocks	$18,907,700	$18,907,700	$—	$—
Preferred Stock	293,401	293,401	—	—
Short-Term Investments	597,046	—	597,046	—
Total Investments	$19,798,147	$19,201,101	$597,046	$—

Please refer to the Schedule of Investments to view equity securities segregated by industry type. For the period ended February 28, 2015, there were no securities categorized as Level 3.

The accompanying notes are an integral part of the financial statements.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Statement of Assets and Liabilities

February 28, 2015 (Unaudited)

ASSETS
Investments in securities, at fair value	$19,798,147
Foreign currency, at value	4,488
Receivables:
Dividends	14,600
TOTAL ASSETS	19,817,235

LIABILITIES
Due to custodian	575,182
Payables:
Investment advisory fees	2,862
TOTAL LIABILITIES	578,044

NET ASSETS	$19,239,191

COMPONENTS OF NET ASSETS
Paid-in capital	$22,761,603
Accumulated undistributed net investment income (loss)	4,502
Accumulated net realized gain (loss) on Investments and foreign currency	(2,679,633)
Net unrealized appreciation / depreciation on investments and foreign currency	(847,281)
NET ASSETS	$19,239,191

NET ASSET VALUE PER SHARE
Net Assets	$19,239,191
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	402,000
Net Asset Value	$47.86

Investments in securities, at cost	$20,644,129
Foreign currency, at cost	$4,542

The accompanying notes are an integral part of the financial statements.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Statement of Operations

For the period ended February 28, 2015 (Unaudited)*

INVESTMENT INCOME:
Dividend income	$283,391
Interest income	23
Income from securities lending	11,981
Less: foreign taxes withheld (See Note 2)	(44,499)
Total Investment Income	250,896

EXPENSES:
Investment advisory fees	25,223
Total Expenses	25,223
NET INVESTMENT INCOME (LOSS)	225,673

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net Realized Gains (Losses) on:
Investments	(2,674,585)
Foreign currency transactions	(5,048)
Net Realized Gains (Losses)	(2,679,633)

Net Change in Unrealized Appreciation / (Depreciation) on:
Investments	(845,982)
Foreign currency translations	(1,299)
Net Increase (Decrease) in Unrealized Appreciation / (Depreciation)	(847,281)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(3,526,914)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,301,241)

*	Commencement of operations, September 22, 2014.

The accompanying notes are an integral part of the financial statements.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Statement of Changes in Net Assets

For the period ended February 28, 2015 (Unaudited)*

OPERATIONS:
Net investment income (loss)	$225,673
Net realized gains (losses) on investments and foreign currency transactions	(2,679,633)
Net change in unrealized appreciation / (depreciation) on investments and foreign currency translations	(847,281)
Net increase (decrease) in net assets resulting from operations	(3,301,241)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(221,171)
Total distributions to shareholders	(221,171)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Shares sold	47,263,917
Cost of Shares redeemed	(24,602,314)
Net increase in net assets from Shares transactions	22,661,603
Net increase in net assets	19,139,191

NET ASSETS
Beginning of period**	100,000
End of period	$19,239,191
Includes Undistributed Net Investment Income (Loss) of:	$4,502

CHANGES IN SHARES OUTSTANDING
Shares sold	950,000
Shares redeemed	(550,000)
Net increase in Shares	400,000

Shares Outstanding, Beginning of Period**	2,000
Shares Outstanding, End of Period	402,000

*	Commencement of operations, September 22, 2014.
**	Beginning capital of $100,000 was contributed from Source Exchange Traded Investments LLC, co-investment adviser to the Fund in exchange for 2,000 Shares of the Fund in connection with commencement of operations.

The accompanying notes are an integral part of the financial statements.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Financial Highlights

Selected Data for a Share of Common Stock Outstanding Throughout the Period Indicated:
	For the Period Ended February 28, 2015 (Unaudited)*
NET ASSET VALUE, Beginning of Period	$49.73
Income (loss) from operations:
Net investment income (a)	0.29
Net realized and unrealized gain (loss)	(1.90)
Total income (loss) from operations	(1.61)

Less Distributions From:
Net investment income	(0.26)
Total distributions	(0.26)
NET ASSET VALUE, End of Period	$47.86

NET ASSET VALUE, Total Return (b)	(3.22%)

MARKET PRICE, Total Return (c)	(2.07%)

Net Assets, End of Period (thousands)	$19,239
Ratios of Average Net Assets:
Net Expenses	0.16	%**
Net Investment Income	1.43	%**
Portfolio Turnover Rate (d)	0	%***

*	Commencement of operations, September 22, 2014.
**	Annualized.
***	Represents less than 0.5%.
(a)	Per share amounts have been calculated using the Average Shares Method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Notes to Financial Statements

February 28, 2015 (Unaudited)

1. Organization

Source ETF Trust (the “Trust”) was organized as a Delaware statutory trust on June 17, 2014. The Trust is registered with the United States Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of Shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. As of February 28, 2015, only the Source EURO STOXX 50 ETF (the “EURO STOXX 50 Fund” or the “Fund”) had commenced operations. The Fund is a passively managed, non-diversified exchange-traded fund.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the EURO STOXX 50 Net Return Index (USD) (the “Index”).

Exchange Traded Concepts, LLC (“ETC”) and Source Exchange Traded Investments LLC (“Source”) serve as co-investment advisers to the Fund (together, the “Advisers”). Mellon Capital Management Corp. (“Mellon Capital” or the “Sub-Adviser”) serves as the sub-adviser to the Fund.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”). The Fund is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

Investment Valuation

The Fund’s investments (e.g., equity securities) are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value per share (“NAV”) and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Notes to Financial Statements

February 28, 2015 (Unaudited) (Continued)

2. Basis of Presentation and Significant Accounting Policies (continued)

Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Investment Transactions and Income

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Foreign taxes withheld are net of refunds recoverable.

Time Deposits

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved borrowers. The borrowers provide cash collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those advised by the Advisers and/or Sub-Adviser. Such reinvestments are subject to investment risk. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

The loaned securities are collateralized by cash and recorded as Payable for collateral received from securities on loan within the Statement of Assets and Liabilities, when financial statements are present. The borrower will be entitled to receive a fee based on the amount of cash collateral and the securities lending agent will be entitled to receive a fee for administering the lending program. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fees paid to the borrower and securities lending agent. This income is recorded as Securities Lending Income on the Statement of Operations, when financial statements are present.

The Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral. The securities lending agent has the right under its agreement with its borrowers to recover any loaned securities from the borrower on demand. Additionally, the Fund is exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the securities lending agent will use the collateral to purchase replacement securities. Under certain circumstances, the securities lending agent is responsible for any shortfall on collateral value.

At February 28, 2015, the Fund had no outstanding securities on loan.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Notes to Financial Statements

February 28, 2015 (Unaudited) (Continued)

2. Basis of Presentation and Significant Accounting Policies (continued)

Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV.

Federal Income Tax

As of and during the period ended February 28, 2015, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.

The Fund follows ASC 740 (Income Taxes), which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

It is the policy of the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Dividends and Distributions

Dividends and distributions to shareholders, if any, are paid on a quarterly basis. Dividends and distributions are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Organizational and Offering Expenses

All organizational and offering expenses of the Trust will be borne by the Advisers and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the financial statements.

3. Transactions with Affiliates

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

The Advisers serve as advisers to the Fund pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisers are responsible for the overall management of the Fund. The Advisers have delegated to the Sub-Adviser (as defined below) the authority to determine what investments should be purchased and sold, and to place orders for all such purchases and sales, on behalf of the Fund.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Notes to Financial Statements

February 28, 2015 (Unaudited) (Continued)

3. Transactions with Affiliates (continued)

For the services they provide to the Fund, the Advisers receive a fee, which is calculated daily and paid monthly at an annualized rate of 0.16% of average daily net assets of the Fund.

Under the Investment Advisory Agreement, the Advisers pay all expenses of the Fund other than the management fee, distribution fees and expenses pursuant to the Trust’s Distribution and Service Plan (as defined below), if any, interest expenses, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, acquired fund fees and expenses, and extraordinary expenses.

Investment Sub-Advisory Agreement

Source, pursuant to the terms of a Sub-Advisory Agreement, has retained Mellon Capital to act as a sub-adviser for the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Advisers and the Board. The Sub-Adviser’s fees are borne by the Advisers.

Distribution Agreement

Fund Source (US), LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Fund.

The Board has determined that no payments will be made under the Distribution and Service Plan during the first 12 months of operations. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Advisers and their affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. Any forgone fees during the first 12 months will not be recoverable during any subsequent period.

Other Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent
Brown Brothers Harriman & Co. (“BBH”) serves as administrator, transfer agent and dividend disbursing agent for the Fund pursuant to a Services Agreement. BBH serves as the custodian of the Fund pursuant to a Custodial and Agency Services Agreement.

Other Related Parties

Certain officers of the Trust are also employees of ETC and affiliates of the Distributor.

4. Capital Share Transactions

Shares of the Fund will be listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Notes to Financial Statements

February 28, 2015 (Unaudited) (Continued)

4. Capital Share Transactions (continued)

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Except when full or partial cash purchases or redemptions of Creation Units are available or specified for a Fund, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming Creation Units will receive an in-kind transfer of specified securities (“Redemption Instruments”).

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. Principal Risks

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its Shares, including:

Absence of Active Market

Although Shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained.

Industry and Sector Concentration Risk

Because the Fund’s assets will be concentrated in an industry or group of industries or sector, to the extent that the Fund’s Index concentrates in a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. The Fund’s sector and industry exposure is expected to vary over time based on the composition of the Index. The Summary of Investments by Sector table in the Fund’s Schedule of Investments provides a summary of the exposures at period end.

Financial Sector Risk

Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Notes to Financial Statements

February 28, 2015 (Unaudited) (Continued)

5. Principal Risks (continued)

Currency Exchange Rate Risk

The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Equity Securities Risk

An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

•	Investing in Europe: Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several EU member countries. These events have adversely affected the exchange rate of the Euro and may continue to significantly affect every country in Europe, including countries that do not use the Euro. Please see the Summary of Investments by Country table in the Schedule of Investments for country allocation at period end.

Large-Capitalization Securities Risk

The Fund’s investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk

The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value. The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to these and other factors.

Non-Diversification Risk

The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Notes to Financial Statements

February 28, 2015 (Unaudited) (Concluded)

5. Principal Risks (continued)

Non-U.S. Securities Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Passive Investment Risk

The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Securities Lending Risk

The Fund engages in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

Shares May Trade at Prices Different than NAV

Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares when the market price is at a premium to the NAV or sells Shares when the market price is at a discount to the NAV, the shareholder may sustain losses. Although the Fund’s Shares are currently listed on an exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.

6. Investment Transactions

During the period ended February 28, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were $25,011,860 and $140,411, respectively. In-kind transactions were $22,582,863 and $25,086,395, respectively.

7. Beneficial Ownership

Shareholders holding more than 5% of the Fund’s outstanding shares as of February 28, 2015 constituted 41.8% of the Fund. As of February 28, 2015, there was no beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund which would create a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.

8. Subsequent Events

The Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

On March 24, 2015, the Board approved a plan to liquidate the Trust on or about April 13, 2015 (the “Liquidation Date”). Shareholders remaining in the Trust as of the Liquidation Date will receive a liquidating cash distribution equal to the NAV of each Share as of the close of business on the liquidation date.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Supplemental Information

(Unaudited)

Board Approval of Investment Advisory & Sub-Advisory Agreements

Pursuant to Section 15(c) of the Investment Company Act of the 1940 Act, a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which consists of Independent Trustees, held an in-person meeting on August 27, 2014, to consider the Investment Advisory Agreement between the Trust and Source (the “Source Agreement”), the Investment Advisory Agreement by and among the Trust, ETC and Source (the “ETC Agreement” and, together with the Source Agreement, the “Advisory Agreements”) and the Investment Sub-Advisory Agreement by and among Source, the Trust and Mellon Capital (the “Sub-Advisory Agreement” and, together with the Advisory Agreements, the “Agreements”), with respect to the Fund. Pursuant to the Agreements and with respect to the Fund, Source and ETC would act as co-investment advisers to the Fund. The Co-Investment Advisers and the Investment Sub-Adviser, subject to the supervision of the Board, would be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies, among other services.

In evaluating whether to approve the Agreements for the Fund, the Board considered numerous factors, including: (i) the nature, extent and quality of the services to be provided to the Fund by the Co-Investment Advisers and the Investment Sub-Adviser under the Agreements; (ii) the advisory fees to be paid by the Fund pursuant to the Agreements; (iii) the costs of the services to be provided to the Fund and the profits to be realized by the Co-Investment Advisers and Sub-Adviser (and their affiliates) from their relationship with the Fund; (iv) the extent to which economies of scale would be realized by shareholders as the Fund’s assets increased; and (v) any additional benefits or other considerations deemed relevant. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors.

The Board reviewed materials prepared by Source, ETC and Mellon Capital, regarding the nature, extent and quality of services to be provided, including, as applicable, information on each party’s reputation within the industry, business operations and financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. The Board also considered the substance of prior discussions, specifically its review of the materials relating to the foregoing information by ETC at a board meeting of Exchange Traded Concepts Trust held in February 2014, and noted that ETC had represented that there had been no material changes to such information since that meeting. The Board considered and was satisfied with the qualifications and expertise of the Co-Investment Advisers with respect to management of the Fund and oversight of the services to be provided by other service providers, including the Sub-Adviser. Because the Trust and the Fund were new, the Board did not consider the Co-Investment Advisers or the Sub-Adviser’s investment performance with respect to the Trust or the Fund as a factor in evaluating the proposed Agreements. The Board noted, however, its familiarity with ETC’s prior performance with respect to other series for which it served as investment adviser and, with respect to Source, Source’s performance in managing investment products outside of the U.S. The Board also considered and was satisfied with the qualifications and expertise of the Sub-Adviser’s portfolio management team that would be responsible for the day-to-day management of the Fund’s portfolio. The Board noted the Sub-Adviser’s performance in trading securities of non-U.S. companies, specifically securities of European companies. Based on the totality of the information considered, the Board concluded that the Co-Investment Advisers and the Sub-Adviser had sufficient resources and experience to provide advisory services to the Fund and that it was satisfied with the nature, extent and quality of the services to be provided by the Co-Investment Advisers and the Sub-Adviser.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Supplemental Information

(Unaudited) (Concluded)

Board Approval of Investment Advisory & Sub-Advisory Agreements (continued)

The Board considered the costs and expenses incurred by the Co-Investment Advisers and the Sub-Adviser in providing advisory services and evaluated the compensation and benefits expected to be received by each Co-Investment Adviser and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services to be provided and profits to be realized under the Agreements, the Board considered the resources involved in managing the Fund as well as the fee structure and total expense ratio proposed for the Fund. The Board noted that the Fund’s proposed fee structure was a “unitary fee” structure under which the Fund would pay a single advisory fee out of which all of the Fund’s expenses, except for excluded expenses, would be paid. The Board reviewed the Fund’s proposed advisory fee, which would be paid to Source, and compared the proposed advisory fee to those paid by comparable funds. The Board noted that the Fund’s advisory fee was within the range of, and in certain instances lower than, advisory fees paid by other peer funds. The Board concluded for the Fund that the advisory fee payable to Source appeared reasonable in light of the services rendered. The Trustees also concluded that any benefits that were expected to accrue to Source by virtue of its relationship with the Trust were reasonable.

The Board also reviewed the proposed fees payable to ETC and the Sub-Adviser. The Board noted that the fees proposed to be paid to ETC and the Sub-Adviser would be paid by Source, not by the Fund, and noted that each fee reflected an arms-length negotiation between Source and ETC and Source and the Sub-Adviser, respectively. The Board concluded for the Fund that the advisory fees payable to ETC and the Sub-Adviser appeared reasonable in light of the services rendered. The Trustees also concluded that any benefits that were expected to accrue to ETC and the Sub-Adviser by virtue of their relationships with the Trust were reasonable. The Board also considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflected a reasonable sharing of such economies with shareholders. However, because the Fund was newly organized, the Board determined to review economies of scale in the future after the Fund became operational.

Given all the information available to it and considering all material factors, the Board, including the Independent Trustees, concluded that the terms of the Agreements were fair and reasonable.

SOURCE ETF TRUST
SOURCE EURO STOXX 50 ETF
Other Information

(Unaudited)

The Index Provider is not affiliated with the Trust, the Co-Advisers, the Sub-Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGY OR ANY DATA INCLUDED HEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

STOXX and its licensors (the “Licensors”) have no relationship to the Fund, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

•	Sponsor, endorse, sell or promote the Fund.

•	Recommend that any person invest in the Fund or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.

•	Have any responsibility or liability for the administration, management or marketing of the Fund.

•	Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Reference Index or have any obligation to do so.

STOXX and its Licensors will not have any liability in connection with the Fund. Specifically,

•	STOXX and its Licensors do not make any warranty, express or implied and disclaim any and all warranty about:

The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Reference Index;

The accuracy or completeness of the Index and its data;

The merchantability and the fitness for a particular purpose or use of the Reference Index and its data;

STOXX and its Licensors will have no liability for any errors, omissions or interruptions in the Reference Index or its data;

•	Under no circumstances will STOXX or its Licensors be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or its Licensors knows that they might occur.

The licensing agreement between Source and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

THIS PAGE INTENTIONALLY LEFT BLANK

Source ETF Trust

Co-Investment Advisers: Exchange Traded Concepts, LLC 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 Source Exchange Traded Investments LLC 125 Park Avenue, 25th Floor New York, NY 10017	Investment Sub-Adviser: Mellon Capital Management Corporation 50 Fremont Street, Suite 3900 San Francisco, CA 94105
Distributor: Fund Source (US), LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Legal Counsel: Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006

Proxy Voting Information

A description of Source ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.sourceETF.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-844-3SOURCE.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-844-3SOURCE or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Source ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.sourceETF.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2.  Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6.  Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)
The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Source ETF Trust

By: (Signature and Title)

/s/J. Garrett Stevens
J. Garrett Stevens
Title: President (Principal Executive Officer)
Date: April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/J. Garrett Stevens
J. Garrett Stevens
Title: President (Principal Executive Officer)
Date: April 29, 2015

By: (Signature and Title)

/s/ Christopher W. Roleke
Christopher W. Roleke
Title: Treasurer (Principal Financial Officer)
Date: April 29, 2015